Supplemental Guarantor Information (Textual) (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Nov. 20, 2012 Senior Notes [Member]
Debt Instrument [Line Items]
Principal amount issued		$ 300
Stated interest rate	6.375%	6.375%